Document And Entity Information	12 Months Ended
	Dec. 31, 2011	May 18, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Neologic Animation Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		50,000
Amendment Flag	false
Entity Central Index Key	0001371310
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY